                                                                   FILE # 28-132
                                                                    866 285 7457

                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

            Report for the Calendar Quarter Ended September 30, 2010

-------------------------------------------------------------------------------

                        If amended report check here: [ ]

Name of Institutional Investment Manager:  FAYEZ SAROFIM

Business Address:

Street:   Two Houston Center, Suite 2907
City:     Houston                           State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Fayez Sarofim, (713) 654-4484

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 15th day of November, 2010.

                                     FAYEZ SAROFIM
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

           NAME                                          13F File Number
           ----                                          ---------------

        1. Fayez Sarofim & Co.                              28 - 133

        2. Sarofim Trust Co.                                28 - 960

        3. Sarofim International Management Company         28 - 5074

Fayez Sarofim is deemed to exercise investment discretion over $100,000,000 worth of Section 13(f) securities because he is the majority shareholder of Fayez Sarofim & Co., a Texas Business Corporation and a registered investment adviser, which exercises investment discretion over more than $100,000,000 worth of Section 13(f) securities. The report filed herewith covers Section 13(f) securities over which Mr. Sarofim exercises investment discretion for the account of other persons (such investment discretion is shared with co-trustees who are not managers on whose behalf this report is being filed), Section
13(f) securities over which Fayez Sarofim & Co. exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim), Section 13(f) securities over which Sarofim Trust Co., a wholly-owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.), and
Section 13(f) securities over which Sarofim International Management Company, a wholly- owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.).

Mr. Sarofim is filing Form 13F on behalf of Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company to report investment discretion over Section 13(f) securities exercised by Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company at September 30, 2010.

                                                                   File # 28-133

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                  EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

            Report for the Calendar Quarter Ended September 30, 2010

-------------------------------------------------------------------------------

                       If amended report check here: [ ]

Name of Institutional Investment Manager:  FAYEZ SAROFIM & CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                             State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 15th day of November, 2010.

                                     FAYEZ SAROFIM & CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                13F File Number
            ----                                                ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Fayez
            Sarofim & Co., to report investment discretion over
            Section 13(f) securities exercised by Fayez Sarofim & Co. at September 30, 2010.

                                                                   File # 28-960

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

            Report for the Calendar Quarter Ended September 30, 2010

                       If amended report check here: [ ]

Name of Institutional Investment Manager:  SAROFIM TRUST CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                            State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 15th day of November, 2010.

                                     SAROFIM TRUST CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                 13F File Number
            ----                                                 ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at September 30, 2010.

                                                                  File # 28-5074

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

            Report for the Calendar Quarter Ended September 30, 2010


                       If amended report check here: [ ]

Name of Institutional Investment Manager: SAROFIM INTERNATIONAL MANAGEMENT
                                           COMPANY

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                           State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 15th day of November, 2010.

                                     SAROFIM INTERNATIONAL MANAGEMENT COMPANY
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                               13F File Number
            ----                                               ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at September 30, 2010.

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd. ADR                  COMMON 000375204      1,450,163     68,663           68,663               1           28,265    40,398
ABB Ltd. ADR                  COMMON 000375204         19,008        900              900          1., 2.                        900
AOL INC                       COMMON 00184X105         50,490      2,040            2,040               1            1,921       119
AOL INC                       COMMON 00184X105        454,064     18,346           18,346          1., 3.           18,346
AT&T Inc.                     COMMON 00206R102      7,672,465    268,268          268,268               1          200,202    68,066
AT&T Inc.                     COMMON 00206R102      1,472,528     51,487           51,487          1., 2.           51,487
AT&T Inc.                     COMMON 00206R102      2,759,814     96,497           96,497          1., 3.           96,318       179
AT&T Inc.                     COMMON 00206R102          5,720        200                      200    None              200
Abbott Laboratories           COMMON 002824100    351,763,658  6,733,608        6,733,608               1   175  3,952,486 2,780,947
Abbott Laboratories           COMMON 002824100      2,295,373     43,939           43,939          1., 2.           25,339    18,600
Abbott Laboratories           COMMON 002824100     24,908,554    476,810          476,810          1., 3.          299,000   177,810
Abbott Laboratories           COMMON 002824100        830,616     15,900 2,900             13,000    None 2,900     13,000
Zurich Financial Services AG
   Reg Ord Shs Sedol 5983     COMMON 005983812      2,380,910     10,100           10,100               1                     10,100
L'Air Liquide ADR             COMMON 009126202     17,306,956    708,300          708,300               1                    708,300
Alamo Group Inc               COMMON 011311107      3,382,995    151,500          151,500          1., 3.          151,500
Alcoa Inc                     COMMON 013817101        242,200     20,000           20,000               1                     20,000
Allegheny Technologies        COMMON 01741R102      1,515,849     32,634           32,634               1           32,625         9
Allergan Inc                  COMMON 018490102        527,782      7,933            7,933               1            7,933
Alliance Resource Partners
   Ltd                        COMMON 01877R108        256,696      4,400            4,400               1            4,400
Altria Group Inc.             COMMON 02209S103    422,079,783 17,572,014       17,572,014               1   900 10,553,546 7,017,568
Altria Group Inc.             COMMON 02209S103      7,670,472    319,337          319,337          1., 2.          270,150    49,187
                                               --------------
COLUMN TOTALS                                     849,046,096

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc.             COMMON 02209S103    176,018,704  7,328,006        7,328,006          1., 3.        6,680,000   648,006
Altria Group Inc.             COMMON 02209S103      3,263,934    135,884 8,284            127,600    None 8,284    127,600
American Express Co           COMMON 025816109     88,390,771  2,103,040        2,103,040               1        1,597,483   505,557
American Express Co           COMMON 025816109        734,684     17,480           17,480          1., 2.            6,880    10,600
American Express Co           COMMON 025816109      5,866,673    139,583          139,583          1., 3.           85,000    54,583
American Express Co           COMMON 025816109         50,436      1,200 1,200                       None 1,200
Ameriprise Financial Inc.     COMMON 03076C106        295,197      6,237            6,237               1            3,911     2,326
Ameriprise Financial Inc.     COMMON 03076C106         17,985        380              380          1., 2.               60       320
Anadarko Petroleum Corp       COMMON 032511107        601,421     10,542           10,542               1           10,192       350
Apache Corp                   COMMON 037411105        475,621      4,865            4,865               1            4,180       685
Apple Inc.                    COMMON 037833100    566,225,963  1,995,510        1,995,510               1        1,259,122   736,388
Apple Inc.                    COMMON 037833100      2,951,000     10,400           10,400          1., 2.            6,870     3,530
Apple Inc.                    COMMON 037833100     28,983,644    102,145          102,145          1., 3.           46,000    56,145
Apple Inc.                    COMMON 037833100        141,875        500   500                       None   500
Arkema SA ADS                 COMMON 041232109          7,276        142              142               1              100        42
Arkema SA ADS                 COMMON 041232109        261,305      5,100            5,100          1., 3.            5,100
Automatic Data Processing     COMMON 053015103    135,337,209  3,220,015        3,220,015               1        1,951,555 1,268,460
Automatic Data Processing     COMMON 053015103        791,635     18,835           18,835          1., 2.           14,310     4,525
Automatic Data Processing     COMMON 053015103      9,774,581    232,562          232,562          1., 3.          165,000    67,562
Automatic Data Processing     COMMON 053015103         81,959      1,950 1,000                950    None 1,000        950
Avista Corp.                  COMMON 05379B107        626,985     30,028           30,028               1                     30,028
BG GROUP PLC                  COMMON 055434203        800,893      9,088            9,088               1                      9,088
Babcock & Wilcox Co           COMMON 05615F102      3,541,311    166,415          166,415               1          112,797    53,618
Babcock & Wilcox Co           COMMON 05615F102         18,088        850              850          1., 2.              400       450
Babcock & Wilcox Co           COMMON 05615F102        139,427      6,552            6,552          1., 3.                      6,552
                                               --------------
COLUMN TOTALS                                   1,025,398,577

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Bancshares Inc                COMMON 059764100        207,183      1,280            1,280               1            1,280
Bank of America               COMMON 060505104    116,228,294  8,870,696        8,870,696               1        5,056,563 3,814,133
Bank of America               COMMON 060505104        909,576     69,420           69,420          1., 2.           38,358    31,062
Bank of America               COMMON 060505104     11,659,666    889,881          889,881          1., 3.          613,950   275,931
Bank of America               COMMON 060505104        150,469     11,484 3,284              8,200    None 3,284      8,200
Bank of New York Mellon
   Corp.                      COMMON 064058100        335,431     12,837           12,837               1            9,294     3,543
Bank of New York Mellon
   Corp.                      COMMON 064058100      2,746,577    105,112          105,112          1., 2.          105,112
Bank of New York Mellon
   Corp.                      COMMON 064058100    190,443,488  7,288,308        7,288,308          1., 3.        7,288,308
Baxter International Inc      COMMON 071813109        824,572     17,283           17,283               1           16,921       362
Becton Dickinson              COMMON 075887109     71,130,220    959,922          959,922               1          684,643   275,279
Becton Dickinson              COMMON 075887109        528,333      7,130            7,130          1., 2.            2,980     4,150
Becton Dickinson              COMMON 075887109      3,703,518     49,980           49,980          1., 3.           30,000    19,980
Becton Dickinson              COMMON 075887109         29,640        400   400                       None   400
Berkshire Hathaway Cl A       COMMON 084670108     68,101,500        547              547               1              118       429
Berkshire Hathaway Cl A       COMMON 084670108      1,867,500         15               15          1., 2.               12         3
Berkshire Hathaway Cl A       COMMON 084670108      9,337,500         75               75          1., 3.               30        45
Berkshire Hathaway Cl B       COMMON 084670702      5,032,070     60,862           60,862               1           33,878    26,984
Berkshire Hathaway Cl B       COMMON 084670702         86,814      1,050            1,050          1., 2.                      1,050
Berkshire Hathaway Cl B       COMMON 084670702         90,948      1,100            1,100          1., 3.                      1,100
BHP Billiton Ltd Spon ADR     COMMON 088606108        649,636      8,512            8,512               1            8,155       357
Boardwalk Pipeline Partners,
   LP                         COMMON 096627104        489,750     15,000           15,000               1                     15,000
Bristol-Myers Squibb Co       COMMON 110122108        455,123     16,788           16,788               1            6,198    10,590
                                               --------------
COLUMN TOTALS                                     485,007,808

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co       COMMON 110122108        149,105      5,500            5,500          1., 2.                      5,500
Bristol-Myers Squibb Co       COMMON 110122108          4,500        166              166          1., 3.                        166
Broadridge Financial
   Solutions                  COMMON 11133T103        684,724     29,940           29,940               1           25,510     4,430
Broadridge Financial
   Solutions                  COMMON 11133T103          5,763        252              252          1., 2.               52       200
Broadridge Financial
   Solutions                  COMMON 11133T103        285,875     12,500           12,500          1., 3.           12,500
Broadridge Financial
   Solutions                  COMMON 11133T103          9,148        400   200                200    None   200        200
Buckeye GP Holdings LP        COMMON 118167105        216,050      5,000            5,000               1                      5,000
CLECO Corp (new)              COMMON 12561W105      1,170,582     39,520           39,520               1            8,632    30,888
CSX Corp                      COMMON 126408103        445,990      8,062            8,062               1               62     8,000
Camden Property Trust         COMMON 133131102     12,371,463    257,900          257,900               1          257,900
Campbell Soup Co              COMMON 134429109      1,324,538     37,050           37,050               1                     37,050
Caterpillar Inc               COMMON 149123101    178,131,344  2,263,998        2,263,998               1        1,426,548   837,450
Caterpillar Inc               COMMON 149123101      1,422,141     18,075           18,075          1., 2.           11,950     6,125
Caterpillar Inc               COMMON 149123101      9,408,790    119,583          119,583          1., 3.           55,000    64,583
Caterpillar Inc               COMMON 149123101         62,944        800   800                       None   800
CenturyLink Inc.              COMMON 156700106        359,481      9,110            9,110               1            9,110
Chevron Corp.                 COMMON 166764100    542,315,947  6,691,128        6,691,128               1   600  3,931,414 2,759,115
Chevron Corp.                 COMMON 166764100      9,411,607    116,121          116,121          1., 2.           96,671    19,450
Chevron Corp.                 COMMON 166764100    187,223,069  2,309,970        2,309,970          1., 3.        2,125,620   184,350
Chevron Corp.                 COMMON 166764100      2,165,656     26,720 2,960             23,760    None 2,960     23,760
Cisco Systems Inc             COMMON 17275R102    148,983,817  6,802,914        6,802,914               1        4,334,258 2,468,656
                                               --------------
COLUMN TOTALS                                   1,096,152,534

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc             COMMON 17275R102        963,819     44,010           44,010          1., 2.           27,500    16,510
Cisco Systems Inc             COMMON 17275R102      7,289,963    332,875          332,875          1., 3.          160,500   172,375
Cisco Systems Inc             COMMON 17275R102          6,570        300                      300    None              300
Citigroup Inc                 COMMON 172967101      2,572,968    658,048          658,048               1          454,414   203,634
Citigroup Inc                 COMMON 172967101         89,242     22,824           22,824          1., 2.                     22,824
Citigroup Inc                 COMMON 172967101        446,549    114,207          114,207          1., 3.                    114,207
Citigroup Inc                 COMMON 172967101        135,055     34,541 3,500             31,041    None 3,500     31,041
Clean Energy Fuels Corp.      COMMON 184499101        449,036     31,600           31,600               1                     31,600
CLP Holdings Ltd ADR          COMMON 18946Q101        799,077    100,135          100,135               1            1,440    98,695
Coach Inc                     COMMON 189754104      5,664,792    131,862          131,862               1           66,666    65,196
Coca Cola Amatil Ltd
   Sponsored ADR              COMMON 191085208        390,328     16,825           16,825               1                     16,825
Coca-Cola Co                  COMMON 191216100    815,092,804 13,928,448       13,928,448               1   800  8,296,529 5,631,119
Coca-Cola Co                  COMMON 191216100     16,687,027    285,151          285,151          1., 2.          249,069    36,082
Coca-Cola Co                  COMMON 191216100    306,642,810  5,239,966        5,239,966          1., 3.        4,722,880   517,086
Coca-Cola Co                  COMMON 191216100      4,870,620     83,230 6,380             76,850    None 6,380     76,850
Coca Cola Hellenic Bttlg      COMMON 1912EP104      1,301,000     50,000           50,000               1                     50,000
Colgate Palmolive Co          COMMON 194162103      1,489,645     19,381           19,381               1            2,861    16,520
Comcast Corp Class A          COMMON 20030N101        550,247     30,434           30,434               1                     30,434
ConAgra Foods Inc             COMMON 205887102        429,497     19,576           19,576               1           19,576
ConocoPhillips                COMMON 20825C104    350,011,011  6,094,567        6,094,567               1        3,902,298 2,192,269
ConocoPhillips                COMMON 20825C104      2,027,279     35,300           35,300          1., 2.           21,030    14,270
ConocoPhillips                COMMON 20825C104     47,703,827    830,643          830,643          1., 3.          670,000   160,643
ConocoPhillips                COMMON 20825C104      1,045,226     18,200 2,000             16,200    None 2,000     16,200
                                                 --------------
COLUMN TOTALS                                   1,566,658,392

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Costco Whsl Corp (new)        COMMON 22160K105        329,286      5,106            5,106               1            2,767     2,339
Crown Cork & Seal Co Inc      COMMON 228368106        232,146      8,100            8,100               1                      8,100
Curtiss-Wright Corp           COMMON 231561101      1,441,492     47,574           47,574               1           44,174     3,400
Curtiss-Wright Corp           COMMON 231561101      1,688,680     55,732           55,732          1., 3.           55,732
Danone Sponsored ADR          COMMON 23636T100     17,432,859  1,455,200        1,455,200               1          662,800   792,400
Davita Inc                    COMMON 23918K108        298,555      4,325            4,325               1                      4,325
Del Monte Foods Co            COMMON 24522P103          4,366        333              333               1                        333
Del Monte Foods Co            COMMON 24522P103        175,648     13,398           13,398          1., 2.           13,398
Del Monte Foods Co            COMMON 24522P103      2,459,069    187,572          187,572          1., 3.          187,572
Devon Energy Corp             COMMON 25179M103        176,805      2,731            2,731               1   150        636     1,945
Devon Energy Corp             COMMON 25179M103         25,896        400              400          1., 2.              400
Diageo PLC Sponsored ADR      COMMON 25243Q205     18,168,884    263,279          263,279               1   180     41,363   221,736
Diageo PLC Sponsored ADR      COMMON 25243Q205         34,505        500              500          1., 2.                        500
Diageo PLC Sponsored ADR      COMMON 25243Q205         34,505        500                      500    None              500
Walt Disney Co                COMMON 254687106     59,587,845  1,800,237        1,800,237               1          936,732   863,505
Walt Disney Co                COMMON 254687106         52,795      1,595            1,595          1., 2.            1,375       220
Walt Disney Co                COMMON 254687106      1,742,715     52,650           52,650          1., 3.           12,000    40,650
Dominion Resources Inc        COMMON 25746U109        631,760     14,470           14,470               1           12,240     2,230
Dow Chemical Co               COMMON 260543103        238,600      8,689            8,689               1            2,689     6,000
Dreyfus Appreciation Fund     COMMON 261970107      3,843,134    108,932          108,932               1          108,141       791
Dreyfus Core Equity Fund
   Class A                    COMMON 261978217      3,303,295    223,045          223,045               1          223,045
                                               --------------
COLUMN TOTALS                                     111,902,840

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Tax Managed Growth
   Fund - Class A             COMMON 261978381      1,496,345     88,962           88,962               1           88,962
Dreyfus Worldwide Growth
   Fund - Class A             COMMON 261989107      3,592,108     93,666           93,666               1           93,666
DuPont E I de Nemours         COMMON 263534109      1,771,994     39,713           39,713               1           35,948     3,765
Duke Energy Corporation       COMMON 26441C105        354,306     20,006           20,006               1           17,012     2,994
EOG Resources Inc             COMMON 26875P101      2,147,142     23,095           23,095               1            2,042    21,053
EQT Corp                      COMMON 26884L109      3,844,321    106,609          106,609               1                    106,609
Eastern Industries Holdings
   Inc.                       COMMON 276534104        494,346     47,579           47,579               1           47,579
Eaton Vance Corp (non-
   voting)                    COMMON 278265103     27,181,440    936,000          936,000          1., 2.          936,000
Eaton Vance Corp (non-
   voting)                    COMMON 278265103    122,664,960  4,224,000        4,224,000          1., 3.        4,224,000
El Paso Corporation           COMMON 28336L109        558,338     45,100           45,100               1                     45,100
Emerson Electric Co.          COMMON 291011104      2,646,955     50,265           50,265               1   600     27,446    22,219
Emerson Electric Co.          COMMON 291011104         26,330        500              500          1., 2.              300       200
Encana Corp.                  COMMON 292505104        205,715      6,805            6,805               1            6,805
Encore Bancshares Inc.        COMMON 29255V201      1,300,498    180,876          180,876          1., 3.          180,876
Energy Transfer Partners
   L.P.                       COMMON 29273R109      3,263,728     67,600           67,600               1           67,100       500
Entergy Corp                  COMMON 29364G103      3,082,101     40,273           40,273               1           22,565    17,708
                                               --------------
COLUMN TOTALS                                     174,630,627

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp                  COMMON 29364G103         53,571        700              700          1., 2.                        700
Enterprise GP Holdings, LP    COMMON 293716106     26,655,885    453,949          453,949               1          184,625   269,324
Enterprise GP Holdings, LP    COMMON 293716106        234,880      4,000            4,000          1., 2.            3,000     1,000
Enterprise Products
   Partners, LP               COMMON 293792107    258,581,926  6,518,324        6,518,324               1        5,617,267   901,057
Enterprise Products
   Partners, LP               COMMON 293792107        245,954      6,200            6,200          1., 2.            1,000     5,200
Eskay Mining Corporation
   (CDN)                      COMMON 296437106          1,300     10,000           10,000               1           10,000
Exelon Corp                   COMMON 30161N101      2,883,986     67,731           67,731               1           28,095    39,636
Exelon Corp                   COMMON 30161N101         50,032      1,175            1,175          1., 2.              175     1,000
Exxon Mobil Corp              COMMON 30231G102    924,066,101 14,954,946       14,954,946               1   628  9,091,508 5,862,810
Exxon Mobil Corp              COMMON 30231G102     17,862,481    289,084          289,084          1., 2.          236,726    52,358
Exxon Mobil Corp              COMMON 30231G102    277,450,385  4,490,215        4,490,215          1., 3.        4,045,160   445,055
Exxon Mobil Corp              COMMON 30231G102      5,042,435     81,606 8,182             73,424    None 8,182     73,424
FNB Corp PA                   COMMON 302520101        314,726     36,767           36,767               1           36,767
Finning Int'l Inc.            COMMON 318071404      1,435,200     60,000           60,000               1                     60,000
Fluor Corp                    COMMON 343412102     19,925,240    402,286          402,286               1          324,122    78,164
Fluor Corp                    COMMON 343412102        220,409      4,450            4,450          1., 2.            3,550       900
Fluor Corp                    COMMON 343412102        237,744      4,800            4,800          1., 3.                      4,800
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106     62,653,173  1,235,032        1,235,032               1          750,650   484,382
                                               --------------
COLUMN TOTALS                                   1,597,915,428

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106        651,881     12,850           12,850          1., 2.            6,450     6,400
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106        995,323     19,620           19,620          1., 3.                     19,620
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106         60,876      1,200 1,200                       None 1,200
Fortune Brands Inc            COMMON 349631101        209,031      4,246            4,246               1            2,050     2,196
Franklin Resources Inc        COMMON 354613101     69,010,685    645,563          645,563               1          335,815   309,748
Franklin Resources Inc        COMMON 354613101         97,814        915              915          1., 2.              550       365
Franklin Resources Inc        COMMON 354613101     18,830,328    176,149          176,149          1., 3.          162,849    13,300
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857    138,888,890  1,626,524        1,626,524               1          929,872   696,652
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857      1,056,274     12,370           12,370          1., 2.            6,595     5,775
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857     11,845,728    138,725          138,725          1., 3.           68,000    70,725
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857        247,631      2,900   700              2,200    None   700      2,200
Frontier Communications C     COMMON 35906A108        532,333     65,157           65,157               1              356    64,801
Frontier Communications C     COMMON 35906A108          4,575        560              560          1., 2.              560
General Dynamics Corp         COMMON 369550108     66,849,185  1,064,308        1,064,308               1          748,436   315,872
General Dynamics Corp         COMMON 369550108        465,108      7,405            7,405          1., 2.            3,315     4,090
General Dynamics Corp         COMMON 369550108      3,484,699     55,480           55,480          1., 3.           20,000    35,480
General Dynamics Corp         COMMON 369550108         10,050        160                      160    None              160
General Electric Co           COMMON 369604103    236,642,340 14,562,606       14,562,606               1 1,800  8,868,353 5,692,453
General Electric Co           COMMON 369604103      4,910,547    302,188          302,188          1., 2.          260,160    42,028
                                               --------------
COLUMN TOTALS                                     554,793,298

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co           COMMON 369604103     28,604,615  1,760,284        1,760,284          1., 3.        1,320,000   440,284
General Electric Co           COMMON 369604103      1,408,956     86,705 6,940             79,765    None 6,940     79,765
General Growth Properties     COMMON 370021107        276,448     17,721           17,721               1                     17,721
General Mills Inc             COMMON 370334104      1,309,228     35,830           35,830               1              400    35,430
GlaxoSmithKline PLC ADR       COMMON 37733W105        552,766     13,987           13,987               1   100      9,609     4,278
Goldman Sachs Group Inc       COMMON 38141G104        252,726      1,748            1,748               1            1,268       480
Google Inc.                   COMMON 38259P508        658,815      1,253            1,253               1    30      1,178        45
GPS Industries Inc.           COMMON 383870102            462    577,664          577,664               1          577,664
Greatbatch Inc.               COMMON 39153L106        927,600     40,000           40,000               1                     40,000
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406    141,872,352  2,804,356        2,804,356               1        1,712,386 1,091,970
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406      1,419,151     28,052           28,052          1., 2.           16,959    11,093
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406     59,758,679  1,181,235        1,181,235          1., 3.        1,120,548    60,687
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406        350,639      6,931 2,264              4,667    None 2,264      4,667
Halliburton Co                COMMON 406216101    124,286,670  3,758,291        3,758,291               1        2,449,466 1,308,825
Halliburton Co                COMMON 406216101        785,413     23,750           23,750          1., 2.           13,200    10,550
Halliburton Co                COMMON 406216101      2,784,692     84,206           84,206          1., 3.                     84,206
Halliburton Co                COMMON 406216101         52,912      1,600 1,600                       None 1,600
Heinz (H. J.) Co              COMMON 423074103      2,692,700     56,844           56,844               1           40,722    16,122
Heinz (H. J.) Co              COMMON 423074103      1,421,100     30,000           30,000          1., 2.           30,000
Heinz (H. J.) Co              COMMON 423074103     19,895,400    420,000          420,000          1., 3.          420,000
Hess Corporation              COMMON 42809H107      1,458,136     24,664           24,664               1            4,324    20,340
                                               --------------
COLUMN TOTALS                                     390,769,460

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Hess Corporation              COMMON 42809H107         41,384        700              700          1., 3.                        700
Hewlett-Packard Co            COMMON 428236103        511,782     12,165           12,165               1            5,480     6,685
Home Depot Inc                COMMON 437076102     26,730,095    843,753          843,753               1   300    701,451   142,002
Home Depot Inc                COMMON 437076102        681,186     21,502           21,502          1., 2.           18,350     3,152
Home Depot Inc                COMMON 437076102      4,308,480    136,000          136,000          1., 3.          100,000    36,000
Home Depot Inc                COMMON 437076102         38,016      1,200 1,200                       None 1,200
Honeywell Int'l Inc           COMMON 438516106      6,344,936    144,400          144,400               1          134,050    10,350
Honeywell Int'l Inc           COMMON 438516106          4,394        100              100          1., 2.                        100
Hugoton Royalty Trust Texas   COMMON 444717102      1,039,600     52,006           52,006               1                     52,006
Imperial Oil Ltd              COMMON 453038408      3,258,949     86,170           86,170               1           34,400    51,770
Imperial Oil Ltd              COMMON 453038408         94,550      2,500            2,500          1., 2.                      2,500
Imperial Oil Ltd              COMMON 453038408      1,717,028     45,400           45,400          1., 3.                     45,400
Intel Corporation             COMMON 458140100    352,064,748 18,336,706       18,336,706               1       10,435,966 7,900,739
Intel Corporation             COMMON 458140100      2,255,040    117,450          117,450          1., 2.           62,510    54,940
Intel Corporation             COMMON 458140100     23,668,531  1,232,736        1,232,736          1., 3.          577,600   655,136
Intel Corporation             COMMON 458140100      1,054,464     54,920 5,540             49,380    None 5,540     49,380
Intl Business Machines        COMMON 459200101    266,077,019  1,983,577        1,983,577               1        1,159,084   824,493
Intl Business Machines        COMMON 459200101      1,623,094     12,100           12,100          1., 2.            6,175     5,925
Intl Business Machines        COMMON 459200101     10,780,832     80,370           80,370          1., 3.           33,900    46,470
Intl Business Machines        COMMON 459200101        489,611      3,650   650              3,000    None   650      3,000
Intuitive Surgical Inc.       COMMON 46120E602     38,638,862    136,177          136,177               1           86,895    49,282
Intuitive Surgical Inc.       COMMON 46120E602        214,224        755              755          1., 2.              500       255
Intuitive Surgical Inc.       COMMON 46120E602      1,059,769      3,735            3,735          1., 3.                      3,735
iShares Trust S&P 500 Index
   Fund                       COMMON 464287200        655,112      5,722            5,722               1                      5,722
                                               --------------
COLUMN TOTALS                                     743,351,706

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.          COMMON 46625H100    270,009,892  7,094,322        7,094,322               1   459  4,299,656 2,794,207
JPMorgan Chase & Co.          COMMON 46625H100      6,171,682    162,157          162,157          1., 2.          139,486    22,671
JPMorgan Chase & Co.          COMMON 46625H100     20,187,024    530,400          530,400          1., 3.          332,950   197,450
JPMorgan Chase & Co.          COMMON 46625H100        660,341     17,350 2,950             14,400    None 2,950     14,400
Johnson & Johnson             COMMON 478160104    603,076,874  9,733,326        9,733,326               1   600  5,720,332 4,012,394
Johnson & Johnson             COMMON 478160104      5,944,133     95,935           95,935          1., 2.           66,685    29,250
Johnson & Johnson             COMMON 478160104     42,251,391    681,914          681,914          1., 3.          435,800   246,114
Johnson & Johnson             COMMON 478160104      1,390,382     22,440 4,240             18,200    None 4,240     18,200
Kellogg Co                    COMMON 487836108     25,009,723    495,144          495,144               1          331,322   163,822
Kellogg Co                    COMMON 487836108      3,880,178     76,820           76,820          1., 2.           74,840     1,980
Kellogg Co                    COMMON 487836108     25,826,268    511,310          511,310          1., 3.          505,760     5,550
Kellogg Co                    COMMON 487836108        530,355     10,500                   10,500    None           10,500
Kimberly-Clark Corp           COMMON 494368103        799,920     12,297           12,297               1              497    11,800
Kinder Morgan Energy
   Partners L.P.              COMMON 494550106    359,737,203  5,251,638        5,251,638               1        4,273,690   977,948
Kinder Morgan Energy
   Partners L.P.              COMMON 494550106      1,123,400     16,400           16,400          1., 2.                     16,400
Kinder Morgan Management LLC  COMMON 49455U100      1,862,870     30,919           30,919               1                     30,919
Kirby Corp                    COMMON 497266106        801,200     20,000           20,000               1                     20,000
Kraft Foods Inc               COMMON 50075N104    115,199,886  3,732,984        3,732,984               1   622  1,775,028 1,957,334
Kraft Foods Inc               COMMON 50075N104      4,765,463    154,422          154,422          1., 2.          139,482    14,940
Kraft Foods Inc               COMMON 50075N104    130,617,419  4,232,580        4,232,580          1., 3.        4,231,725       855
Kraft Foods Inc               COMMON 50075N104      1,549,234     50,202 5,102             45,100    None 5,102     45,100
L'Oreal Co ADR Unsponsored    COMMON 502117203     22,182,594    985,000          985,000               1                    985,000
                                               --------------
COLUMN TOTALS                                   1,643,577,432

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
LTWC Corporation              COMMON 502386105             11     18,468           18,468               1                     18,468
Estee Lauder Co Cl A          COMMON 518439104     97,625,729  1,543,978        1,543,978               1          905,917   638,061
Estee Lauder Co Cl A          COMMON 518439104        444,191      7,025            7,025          1., 2.            5,950     1,075
Estee Lauder Co Cl A          COMMON 518439104      8,480,724    134,125          134,125          1., 3.           95,300    38,825
Estee Lauder Co Cl A          COMMON 518439104         50,584        800   800                       None   800
Leggett & Platt Inc           COMMON 524660107      1,820,800     80,000           80,000          1., 3.           80,000
Eli Lilly & Co                COMMON 532457108      7,401,891    202,625          202,625               1          137,518    65,107
Eli Lilly & Co                COMMON 532457108        255,710      7,000            7,000          1., 2.            1,350     5,650
Eli Lilly & Co                COMMON 532457108        679,458     18,600           18,600          1., 3.                     18,600
Eli Lilly & Co                COMMON 532457108         70,138      1,920                    1,920    None            1,920
Lincoln Electric Hldgs        COMMON 533900106      5,978,588    103,400          103,400          1., 3.          103,400
Loews Corp                    COMMON 540424108        244,455      6,450            6,450               1                      6,450
Lowe's Cos Inc                COMMON 548661107        718,362     32,228           32,228               1           15,874    16,354
Marsh & McLennan Cos, Inc     COMMON 571748102        460,017     19,072           19,072               1           18,546       526
Marsh & McLennan Cos, Inc     COMMON 571748102        337,680     14,000                   14,000    None           14,000
McDermott Intl Inc            COMMON 580037109      5,813,654    393,346          393,346               1          226,062   167,284
McDermott Intl Inc            COMMON 580037109         25,126      1,700            1,700          1., 2.              800       900
McDermott Intl Inc            COMMON 580037109        193,692     13,105           13,105          1., 3.                     13,105
McDonalds Corp                COMMON 580135101    439,034,960  5,892,296        5,892,296               1        3,529,071 2,363,225
McDonalds Corp                COMMON 580135101      3,196,106     42,895           42,895          1., 2.           25,295    17,600
McDonalds Corp                COMMON 580135101     35,560,047    477,252          477,252          1., 3.          305,000   172,252
                                               --------------
COLUMN TOTALS                                     608,391,923

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp                COMMON 580135101        901,571     12,100 2,900              9,200    None 2,900      9,200
McGraw-Hill Inc               COMMON 580645109    149,319,500  4,516,621        4,516,621               1   300  2,734,099 1,782,222
McGraw-Hill Inc               COMMON 580645109      1,189,144     35,969           35,969          1., 2.           19,525    16,444
McGraw-Hill Inc               COMMON 580645109      8,155,472    246,687          246,687          1., 3.          114,600   132,087
McGraw-Hill Inc               COMMON 580645109        105,792      3,200 3,200                       None 3,200
Mead Johnson Nutrition Co     COMMON 582839106        876,129     15,395           15,395               1            3,586    11,809
Mead Johnson Nutrition Co     COMMON 582839106          6,943        122              122          1., 3.                        122
Medco Health Solutions Inc.   COMMON 58405U102      2,133,159     40,975           40,975               1           29,074    11,901
Medco Health Solutions Inc.   COMMON 58405U102        932,915     17,920           17,920          1., 2.           17,366       554
Medco Health Solutions Inc.   COMMON 58405U102     22,075,522    424,040          424,040          1., 3.          424,028        12
Medco Health Solutions Inc.   COMMON 58405U102        292,473      5,618    72              5,546    None    72      5,546
Medtronic Inc                 COMMON 585055106     86,783,850  2,584,391        2,584,391               1        1,636,180   948,211
Medtronic Inc                 COMMON 585055106        505,547     15,055           15,055          1., 2.            7,445     7,610
Medtronic Inc                 COMMON 585055106      4,128,493    122,945          122,945          1., 3.           60,000    62,945
Medtronic Inc                 COMMON 585055106         26,864        800   800                       None   800
Merck & Co., Inc.             COMMON 58933Y105    220,938,014  6,002,119        6,002,119               1 1,003  4,053,271 1,947,845
Merck & Co., Inc.             COMMON 58933Y105      4,382,893    119,068          119,068          1., 2.          100,346    18,722
Merck & Co., Inc.             COMMON 58933Y105     76,719,733  2,084,209        2,084,209          1., 3.        1,923,600   160,609
Merck & Co., Inc.             COMMON 58933Y105      1,416,449     38,480 2,380             36,100    None 2,380     36,100
Mesa Offshore Trust UBI       COMMON 590650107          1,000    100,000          100,000               1                    100,000
Mesa Royalty Trust            COMMON 590660106        416,250      9,000            9,000          1., 3.            9,000
Microsoft Corp                COMMON 594918104    198,665,797  8,112,119        8,112,119               1        5,736,357 2,375,762
Microsoft Corp                COMMON 594918104      2,613,818    106,730          106,730          1., 2.           96,450    10,280
                                               --------------
COLUMN TOTALS                                     782,587,328

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                COMMON 594918104      4,767,958    194,690          194,690          1., 3.          100,000    94,690
Microsoft Corp                COMMON 594918104         79,348      3,240 3,240                       None 3,240
Microchip Technology Inc.     COMMON 595017104     25,448,571    809,176          809,176               1          636,939   172,237
Microchip Technology Inc.     COMMON 595017104         17,298        550              550          1., 2.              200       350
Microchip Technology Inc.     COMMON 595017104            315         10               10          1., 3.                         10
National Coal Corp.           COMMON 632381307        158,394    163,125          163,125          1., 3.          163,125
National Oilwell Varco Inc    COMMON 637071101        900,740     20,255           20,255               1            9,460    10,795
National Oilwell Varco Inc    COMMON 637071101          4,447        100              100          1., 2.                        100
News Corp Class A (Limited
   Voting)                    COMMON 65248E104    125,420,273  9,603,390        9,603,390               1        4,935,261 4,668,129
News Corp Class A (Limited
   Voting)                    COMMON 65248E104        572,681     43,850           43,850          1., 2.           21,950    21,900
News Corp Class A (Limited
   Voting)                    COMMON 65248E104      5,627,450    430,892          430,892          1., 3.          224,600   206,292
News Corp Class A (Limited
   Voting)                    COMMON 65248E104         41,792      3,200 3,200                       None 3,200
News Corp Class B             COMMON 65248E203     13,430,719    891,814          891,814               1          544,538   347,276
News Corp Class B             COMMON 65248E203         75,300      5,000            5,000          1., 2.            3,400     1,600
News Corp Class B             COMMON 65248E203        527,100     35,000           35,000          1., 3.                     35,000
NextEra Energy Inc.           COMMON 65339F101        544,444     10,010           10,010               1            5,160     4,850
Norfolk Southern Corp         COMMON 655844108      1,269,229     21,328           21,328               1            1,403    19,925
Novartis A G Spon ADR         COMMON 66987V109      8,137,871    141,111          141,111               1           73,630    67,481
Novo-Nordisk A S ADR          COMMON 670100205    196,871,731  1,999,916        1,999,916               1        1,192,961   806,955
Novo-Nordisk A S ADR          COMMON 670100205      1,456,420     14,795           14,795          1., 2.            8,185     6,610
                                               --------------
COLUMN TOTALS                                     385,352,081

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Novo-Nordisk A S ADR          COMMON 670100205      8,262,561     83,935           83,935          1., 3.           50,000    33,935
Occidental Petroleum Corp     COMMON 674599105    257,729,431  3,291,564        3,291,564               1        2,011,392 1,280,172
Occidental Petroleum Corp     COMMON 674599105      1,343,237     17,155           17,155          1., 2.            7,605     9,550
Occidental Petroleum Corp     COMMON 674599105     19,070,748    243,560          243,560          1., 3.          136,000   107,560
Occidental Petroleum Corp     COMMON 674599105        313,200      4,000 1,000              3,000    None 1,000      3,000
Oneok Partners LP             COMMON 68268N103      4,120,600     55,000           55,000               1                     55,000
Oracle Corp                   COMMON 68389X105        675,358     25,153           25,153               1           17,721     7,432
Panacos Pharmaceuticals,
   Inc.                       COMMON 69811Q106          1,186    171,850          171,850               1          171,850
Patriot Coal Corp.            COMMON 70336T104        103,877      9,104            9,104               1            3,722     5,382
Patriot Coal Corp.            COMMON 70336T104            228         20               20          1., 2.                         20
Patriot Coal Corp.            COMMON 70336T104      6,848,738    600,240          600,240          1., 3.          600,000       240
Peabody Energy Corp.          COMMON 704549104     26,303,667    536,700          536,700               1          419,974   116,726
Peabody Energy Corp.          COMMON 704549104         34,307        700              700          1., 2.              500       200
Peabody Energy Corp.          COMMON 704549104         58,812      1,200            1,200          1., 3.                      1,200
PepsiCo Inc                   COMMON 713448108    424,533,137  6,389,722        6,389,722               1   600  3,783,274 2,605,848
PepsiCo Inc                   COMMON 713448108      3,308,191     49,792           49,792          1., 2.           27,590    22,202
PepsiCo Inc                   COMMON 713448108     23,248,485    349,917          349,917          1., 3.          156,100   193,817
PepsiCo Inc                   COMMON 713448108      1,251,730     18,840 3,440             15,400    None 3,440     15,400
Petroleo Brasileiro S A
   Petrobas ADR preferred
   sh 268341 sedol            COMMON 71654V101      2,392,578     72,900           72,900               1            2,700    70,200
Pfizer Inc                    COMMON 717081103     12,201,311    710,618          710,618               1 1,800    271,087   437,731
Pfizer Inc                    COMMON 717081103      3,425,415    199,500          199,500          1., 2.          198,000     1,500
Pfizer Inc                    COMMON 717081103      3,682,965    214,500          214,500          1., 3.          214,500
Pfizer Inc                    COMMON 717081103      1,001,011     58,300 5,500             52,800    None 5,500     52,800
                                               --------------
COLUMN TOTALS                                     799,910,773

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Int'l Inc.      COMMON 718172109    958,535,991 17,110,603       17,110,603               1   900 10,029,092 7,080,611
Philip Morris Int'l Inc.      COMMON 718172109     18,039,056    322,011          322,011          1., 2.          270,975    51,036
Philip Morris Int'l Inc.      COMMON 718172109    411,562,470  7,346,706        7,346,706          1., 3.        6,685,000   661,706
Philip Morris Int'l Inc.      COMMON 718172109      7,634,630    136,284 8,684            127,600    None 8,684    127,600
Piedmont Natural Gas Inc      COMMON 720186105     14,959,360    515,840          515,840               1           10,000   505,840
Plains All American Pipeline
   L.P.                       COMMON 726503105     96,280,610  1,530,450        1,530,450               1        1,437,900    92,550
Plains Exploration &
   Production Co.             COMMON 726505100        276,808     10,379           10,379               1                     10,379
Polo Ralph Lauren Corp        COMMON 731572103      1,844,826     20,530           20,530               1              930    19,600
Polo Ralph Lauren Corp        COMMON 731572103         13,479        150              150          1., 3.                        150
Praxair Inc                   COMMON 74005P104    236,873,556  2,624,347        2,624,347               1   200  1,591,970 1,032,177
Praxair Inc                   COMMON 74005P104      1,839,950     20,385           20,385          1., 2.           12,295     8,090
Praxair Inc                   COMMON 74005P104     18,084,133    200,356          200,356          1., 3.          132,000    68,356
Praxair Inc                   COMMON 74005P104         72,208        800   800                       None   800
Price (T Rowe) Group Inc.     COMMON 74144T108        800,589     15,991           15,991               1            1,786    14,205
Price (T Rowe) Group Inc.     COMMON 74144T108    400,520,000  8,000,000        8,000,000          1., 3.        8,000,000
Procter & Gamble              COMMON 742718109    566,234,493  9,441,963        9,441,963               1   400  5,484,894 3,956,669
Procter & Gamble              COMMON 742718109     12,617,988    210,405          210,405          1., 2.          182,560    27,845
Procter & Gamble              COMMON 742718109    118,975,922  1,983,924        1,983,924          1., 3.        1,742,000   241,924
Procter & Gamble              COMMON 742718109      3,126,536     52,135 3,390             48,745    None 3,390     48,745
Progress Energy Inc           COMMON 743263105        994,564     22,390           22,390               1            7,300    15,090
Prudential Financial Inc      COMMON 744320102     31,720,927    585,473          585,473               1          482,936   102,537
Prudential Financial Inc      COMMON 744320102        223,763      4,130            4,130          1., 2.              905     3,225
Prudential Financial Inc      COMMON 744320102      2,088,368     38,545           38,545          1., 3.                     38,545
                                               --------------
COLUMN TOTALS                                   2,903,320,227

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
QEP Resources, Inc.           COMMON 74733V100        305,620     10,140           10,140               1            6,440     3,700
Qualcomm Inc                  COMMON 747525103     97,927,108  2,169,769        2,169,769               1        1,390,389   779,380
Qualcomm Inc                  COMMON 747525103        408,449      9,050            9,050          1., 2.            7,200     1,850
Qualcomm Inc                  COMMON 747525103      5,041,752    111,710          111,710          1., 3.           62,000    49,710
Qualcomm Inc                  COMMON 747525103         36,106        800   800                       None   800
Questar Corp                  COMMON 748356102        177,754     10,140           10,140               1            6,440     3,700
Rio Tinto PLC Spon ADR        COMMON 767204100     54,028,239    919,943          919,943               1          583,098   336,845
Rio Tinto PLC Spon ADR        COMMON 767204100        836,315     14,240           14,240          1., 2.            7,140     7,100
Rio Tinto PLC Spon ADR        COMMON 767204100      3,770,466     64,200           64,200          1., 3.           40,000    24,200
Rio Tinto PLC Spon ADR        COMMON 767204100         15,270        260                      260    None              260
Roche Holding AG ADR
   Sponsored ADR(non-voting)  COMMON 771195104    149,326,446  4,348,267        4,348,267               1   600  2,020,637 2,327,030
Roche Holding AG ADR
   Sponsored ADR(non-voting)  COMMON 771195104      1,157,999     33,720           33,720          1., 2.           11,520    22,200
Roche Holding AG ADR
  Sponsored ADR(non-voting)   COMMON 771195104      5,355,573    155,950          155,950          1., 3.           79,000    76,950
Roche Holding AG ADR
   Sponsored ADR(non-voting)  COMMON 771195104        425,836     12,400 2,400             10,000    None 2,400     10,000
Rockwell Automation           COMMON 773903109        337,540      5,468            5,468               1              550     4,918
Royal Dutch Shell Plc B ADRs
   (1 ADR= 2 Ordinary S       COMMON 780259107      1,165,453     19,824           19,824               1           17,128     2,696
Royal Dutch Shell plc ADR     COMMON 780259206    255,130,269  4,231,016        4,231,016               1   400  2,536,090 1,694,526
Royal Dutch Shell plc ADR     COMMON 780259206      2,550,449     42,296           42,296          1., 2.           28,666    13,630
Royal Dutch Shell plc ADR     COMMON 780259206     14,759,631    244,770          244,770          1., 3.          121,300   123,470
Royal Dutch Shell plc ADR     COMMON 780259206      1,193,940     19,800 2,000             17,800    None 2,000     17,800
S&P Depositary Receipt        COMMON 78462F103        692,769      6,070            6,070               1                      6,070
                                               --------------
COLUMN TOTALS                                     594,642,984

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P Midcap 400 ETF
   Trust                      COMMON 78467Y107        226,647      1,730            1,730               1                      1,730
Sabine Royalty Trust          COMMON 785688102      7,953,000    150,000          150,000          1., 3.          150,000
Sara Lee Corp                 COMMON 803111103        212,073     15,791           15,791               1           14,737     1,054
Savient Pharmaceuticals Inc.  COMMON 80517Q100        316,978     13,860           13,860               1                     13,860
Schlumberger Ltd              COMMON 806857108     19,802,132    321,411          321,411               1          280,546    40,865
Schlumberger Ltd              COMMON 806857108         10,782        175              175          1., 2.              175
Schlumberger Ltd              COMMON 806857108        517,242      8,395                    8,395    None            8,395
Schwab (Charles) Corp         COMMON 808513105        484,512     34,857           34,857               1              220    34,637
Smucker (J M) Co              COMMON 832696405        132,137      2,183            2,183               1            1,497       686
Smucker (J M) Co              COMMON 832696405         77,478      1,280            1,280          1., 2.            1,280
Smucker (J M) Co              COMMON 832696405        891,002     14,720           14,720          1., 3.           14,720
Smucker (J M) Co              COMMON 832696405         13,559        224     4                220    None     4        220
Southern Co                   COMMON 842587107        770,458     20,689           20,689               1           17,886     2,803
Southern Union Co.            COMMON 844030106        612,688     25,465           25,465               1                     25,465
Southwest Airlines Co         COMMON 844741108        306,099     23,420           23,420               1           19,570     3,850
Spectra Energy Corp.          COMMON 847560109        710,573     31,511           31,511               1            6,346    25,165
State Street Corp             COMMON 857477103         58,373      1,550            1,550               1                      1,550
State Street Corp             COMMON 857477103      5,646,966    149,946          149,946          1., 2.          149,946
State Street Corp             COMMON 857477103     36,670,973    973,738          973,738          1., 3.          973,738
Statoil ASA ADR               COMMON 85771P102      8,433,058    401,957          401,957               1            5,173   396,784
                                               --------------
COLUMN TOTALS                                      83,846,730

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Stereotaxis Inc.              COMMON 85916J102         41,400     10,000           10,000               1                     10,000
StoneMor Partners L P         COMMON 86183Q100      1,086,551     43,100           43,100               1                     43,100
Suncor Energy Inc. New        COMMON 867224107        352,809     10,839           10,839               1              118    10,721
SunTrust Banks Inc            COMMON 867914103        280,850     10,873           10,873               1   900      8,500     1,473
SunTrust Banks Inc            COMMON 867914103        131,733      5,100   100              5,000    None   100      5,000
Sysco Corp                    COMMON 871829107     78,078,177  2,737,664        2,737,664               1        1,747,493   990,171
Sysco Corp                    COMMON 871829107        500,526     17,550           17,550          1., 2.           14,160     3,390
Sysco Corp                    COMMON 871829107     12,578,775    441,051          441,051          1., 3.          370,000    71,051
Sysco Corp                    COMMON 871829107        108,376      3,800   800              3,000    None   800      3,000
TC Pipelines LP               COMMON 87233Q108      3,254,650     70,000           70,000               1                     70,000
TECO Energy Inc               COMMON 872375100        692,800     40,000           40,000               1                     40,000
Target Corp                   COMMON 87612E106    183,714,226  3,437,766        3,437,766               1        1,849,927 1,587,839
Target Corp                   COMMON 87612E106      1,646,636     30,813           30,813          1., 2.           17,710    13,103
Target Corp                   COMMON 87612E106     10,358,008    193,825          193,825          1., 3.          116,000    77,825
Target Corp                   COMMON 87612E106         42,752        800   800                       None   800
Teledyne Technologies Inc     COMMON 879360105        390,475      9,806            9,806               1            9,292       514
Teledyne Technologies Inc     COMMON 879360105      3,969,656     99,690           99,690          1., 3.           99,690
Temple-Inland Inc             COMMON 879868107         48,740      2,612            2,612               1   500                2,112
Temple-Inland Inc             COMMON 879868107      1,153,412     61,812           61,812          1., 3.           61,812
Texas Instruments             COMMON 882508104    169,438,737  6,243,137        6,243,137               1        3,764,864 2,478,273
Texas Instruments             COMMON 882508104      1,048,011     38,615           38,615          1., 2.           22,065    16,550
Texas Instruments             COMMON 882508104     10,884,497    401,050          401,050          1., 3.          200,000   201,050
3M Company                    COMMON 88579Y101      3,816,194     44,011           44,011               1            9,606    34,405
                                               --------------
COLUMN TOTALS                                     483,617,991

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
3M Company                    COMMON 88579Y101        196,658      2,268            2,268          1., 2.            1,668       600
3M Company                    COMMON 88579Y101        173,420      2,000                    2,000    None            2,000
Tidewater Inc                 COMMON 886423102      1,484,376     33,126           33,126               1           33,126
Time Warner Inc.(New)         COMMON 887317303        802,754     26,191           26,191               1           23,727     2,464
Time Warner Inc.(New)         COMMON 887317303      6,185,752    201,819          201,819          1., 3.          201,819
Time Warner Inc.(New)         COMMON 887317303         49,040      1,600                    1,600    None            1,600
Time Warner Cable Inc.        COMMON 88732J207     13,013,804    241,041          241,041               1          235,828     5,213
Time Warner Cable Inc.        COMMON 88732J207      3,262,130     60,421           60,421          1., 3.           60,421
Time Warner Cable Inc.        COMMON 88732J207         21,650        401                      401    None              401
Total S A ADR                 COMMON 89151E109    245,536,072  4,758,451        4,758,451               1        2,475,904 2,282,547
Total S A ADR                 COMMON 89151E109      1,764,462     34,195           34,195          1., 2.           21,295    12,900
Total S A ADR                 COMMON 89151E109     59,261,310  1,148,475        1,148,475          1., 3.        1,090,000    58,475
Total S A ADR                 COMMON 89151E109        846,240     16,400 2,400             14,000    None 2,400     14,000
Travelers Companies, Inc.     COMMON 89417E109        460,356      8,836            8,836               1               67     8,769
Travelers Companies, Inc.     COMMON 89417E109         43,660        838              838          1., 2.              838
Unilever N V (New York
   Shares)                    COMMON 904784709        556,575     18,627           18,627               1              200    18,427
Union Pacific Corp            COMMON 907818108        250,226      3,059            3,059               1                      3,059
United Parcel Service         COMMON 911312106        351,123      5,265            5,265               1               90     5,175
United Technologies Corp      COMMON 913017109    200,064,718  2,808,714        2,808,714               1        1,808,188 1,000,526
United Technologies Corp      COMMON 913017109      1,547,472     21,725           21,725          1., 2.           14,625     7,100
United Technologies Corp      COMMON 913017109      9,946,985    139,646          139,646          1., 3.           70,000    69,646
United Technologies Corp      COMMON 913017109         42,738        600   600                       None   600
Unitrin Inc                   COMMON 913275103     14,368,442    589,112          589,112               1          535,226    53,886
Unitrin Inc                   COMMON 913275103         12,195        500              500          1., 2.                        500
                                               --------------
COLUMN TOTALS                                     560,242,158

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Unitrin Inc                   COMMON 913275103     17,884,407    733,268          733,268          1., 3.          725,020     8,248
US Ecology Inc.               COMMON 91732J102        113,104      7,069            7,069               1            4,233     2,836
US Ecology Inc.               COMMON 91732J102        188,544     11,784           11,784          1., 3.           11,784
Verizon Communications        COMMON 92343V104        454,826     13,956           13,956               1            1,491    12,465
Verizon Communications        COMMON 92343V104         46,799      1,436            1,436          1., 2.            1,436
Volcano Corporation           COMMON 928645100        259,800     10,000           10,000               1                     10,000
Wal-Mart Stores Inc           COMMON 931142103    266,344,096  4,976,534        4,976,534               1   400  2,921,307 2,054,827
Wal-Mart Stores Inc           COMMON 931142103      2,177,350     40,683           40,683          1., 2.           24,900    15,783
Wal-Mart Stores Inc           COMMON 931142103     18,219,707    340,428          340,428          1., 3.          174,000   166,428
Wal-Mart Stores Inc           COMMON 931142103      1,259,861     23,540 2,740             20,800    None 2,740     20,800
Walgreen Co                   COMMON 931422109    300,211,727  8,961,544        8,961,544               1        5,071,460 3,890,084
Walgreen Co                   COMMON 931422109      2,444,830     72,980           72,980          1., 2.           47,080    25,900
Walgreen Co                   COMMON 931422109     18,669,818    557,308          557,308          1., 3.          263,200   294,108
Walgreen Co                   COMMON 931422109        597,975     17,850 3,300             14,550    None 3,300     14,550
Weingarten Realty Inv         COMMON 948741103        891,827     40,872           40,872               1           32,343     8,529
Weingarten Realty Inv         COMMON 948741103          4,364        200              200          1., 2.              200
Weingarten Realty Inv         COMMON 948741103         14,729        675                      675    None              675
Wells Fargo & Co              COMMON 949746101        872,244     34,730           34,730               1           22,939    11,791
Wesco Financial Corp          COMMON 950817106        143,260        400              400               1              400
Wesco Financial Corp          COMMON 950817106         71,630        200   200                       None   200
Western Union Co.             COMMON 959802109        878,199     49,700           49,700               1                     49,700
Whole Foods Mkt Inc           COMMON 966837106     32,143,160    866,159          866,159               1          447,446   418,713
Whole Foods Mkt Inc           COMMON 966837106        154,007      4,150            4,150          1., 2.              750     3,400
Whole Foods Mkt Inc           COMMON 966837106      3,680,867     99,188           99,188          1., 3.           50,000    49,188
Whole Foods Mkt Inc           COMMON 966837106         40,821      1,100   800                300    None   800        300
                                               --------------
COLUMN TOTALS                                     667,767,952

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                  09/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Williams Sonoma Inc           COMMON 969904101        282,413     10,200           10,200               1                     10,200
World Wrestling Entmt Inc     COMMON 98156Q108        348,724     25,070           25,070               1           25,070
Yahoo! Inc.                   COMMON 984332106      1,818,663    128,346          128,346               1           58,346    70,000
Zions Bancorp                 COMMON 989701107        242,180     11,338           11,338               1           10,780       558
Eurazeo (Sedol 7042395)
   Ordinary Shares FF20       COMMON F32928115      6,027,343     89,689           89,689               1                     89,689
Alterra Capital Holdings
   Ltd.                       COMMON G0229R108        902,735     45,318           45,318               1           45,318
Argo Group International
   Holdings, Ltd.             COMMON G0464B107        363,589     10,466           10,466               1           10,272       194
Argo Group International
   Holdings, Ltd.             COMMON G0464B107      9,224,269    265,523          265,523          1., 3.          265,523
Nordic American Tanker
   Shipping Ltd.              COMMON G65773106        765,336     28,600           28,600               1                     28,600
ACE LTD                       COMMON H0023R105         11,650        200              200               1   200
ACE LTD                       COMMON H0023R105     16,823,707    288,819          288,819          1., 3.          288,819
Weatherford International
   Ltd.                       COMMON H27013103        180,405     10,550           10,550               1            3,850     6,700
Weatherford International
   Ltd.                       COMMON H27013103          3,420        200              200          1., 2.                        200
Citic Pacific (ordinary
   shares) sedol 619615-2     COMMON Y1639J116         22,799     10,000           10,000               1                     10,000
                                               --------------
COLUMN TOTALS                                      37,017,233
                                               --------------
REPORT TOTALS                                  18,145,901,578
                                               ==============